Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,900,388,445.47
Previously Paid Amount	262,202.65
Total Fee Amount	262,443.65
Total Offset Amount	0.00
Net Fee	$ 241.00